Accounts Receivable And Contract Assets - Summary of Accounts receivable and contract assets, net of allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Receivable
Accounts receivable, gross	¥ 33,081	$ 5,191	¥ 130,498
Allowance for credit losses
Accounts receivable, net	33,081	5,191	130,498
Contract with Customer, Asset, after Allowance for Credit Loss, Current [abstract]
Contract assets, gross	253,780	39,824	227,391
Allowance for credit losses
Contract assets, net	¥ 253,780	$ 39,824	¥ 227,391